Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure	We provide long-term incentives to our NEOs in the form of full-value equity awards (such as time-based and performance-based restricted stock units) and do not grant stock options, stock appreciation rights, or similar option-like instruments. The Compensation Committee approves annual and any off-cycle equity awards at regularly scheduled or specially called meetings and sets the grant date as the meeting date (or a specified effective date for administrative reasons), and our NEOs do not select grant dates or influence meeting timing. In determining grant timing, the Committee considers whether the Company is in possession of material nonpublic information and generally seeks to act outside anticipated earnings releases or other material announcements; these practices operate alongside our insider trading policy (including blackout periods, pre-clearance for directors and executive officers including NEOs, and prohibitions on hedging and pledging) to mitigate the risk that equity award decisions could be affected by, or appear to be affected by, material nonpublic information.
Award Timing Method	The Compensation Committee approves annual and any off-cycle equity awards at regularly scheduled or specially called meetings and sets the grant date as the meeting date (or a specified effective date for administrative reasons), and our NEOs do not select grant dates or influence meeting timing.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In determining grant timing, the Committee considers whether the Company is in possession of material nonpublic information and generally seeks to act outside anticipated earnings releases or other material announcements; these practices operate alongside our insider trading policy (including blackout periods, pre-clearance for directors and executive officers including NEOs, and prohibitions on hedging and pledging) to mitigate the risk that equity award decisions could be affected by, or appear to be affected by, material nonpublic information.